Loans and Borrowings (Details) - Schedule of loans and borrowing - CNY (¥)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Short-term borrowings:
Total		¥ 73,031,250	¥ 77,000,000
China CITIC Bank [Member]
Short-term borrowings:
Annual Interest Rate		4.70%
Maturity (Months)		March,2023
Short-term borrowings		¥ 27,000,000	27,000,000
Bank of Ningbo [Member]
Short-term borrowings:
Annual Interest Rate		4.80%
Maturity (Months)		December, 2023
Short-term borrowings		¥ 34,000,000	50,000,000
Bank of China [Member]
Short-term borrowings:
Annual Interest Rate		3.75%
Maturity (Months)		August, 2023
Short-term borrowings		¥ 5,000,000
PingAn Bank [Member]
Short-term borrowings:
Annual Interest Rate		9.00%
Maturity (Months)		April,2023
Short-term borrowings		¥ 1,000,000
Webank [Member]
Short-term borrowings:
Annual Interest Rate		12.24%
Maturity (Months)		April,2023
Short-term borrowings		¥ 500,000
Subtotal [Member]
Short-term borrowings:
Short-term borrowings		¥ 67,500,000	77,000,000
Haier Financial Leasing Co. LTD [Member]
Short-term borrowings:
Annual Interest Rate		7.16%
Maturity (Months)		April,2024
Short-term borrowings		¥ 2,500,000
Tianjin Jincheng Bank Co., LTD [Member]
Short-term borrowings:
Annual Interest Rate		14.40%
Maturity (Months)		March,2024
Short-term borrowings		¥ 1,425,000
Subtotal [Member]
Short-term borrowings:
Short-term borrowings		¥ 3,925,000
Haier Financial Leasing Co. LTD [Member]
Short-term borrowings:
Annual Interest Rate	[1]	7.16%
Maturity (Months)	[1]	April,2024
Short-term borrowings	[1]	¥ 1,250,000
Tianjin Jincheng Bank Co., LTD [Member]
Short-term borrowings:
Annual Interest Rate		14.40%
Maturity (Months)		March,2024
Short-term borrowings		¥ 356,250
Subtotal [Member]
Short-term borrowings:
Short-term borrowings		¥ 1,606,250

[1]	During the year ended December 31, 2022, the Group sold certain equipment to Haier Financial Leasing Co. LTD (the “purchaser-lessor”) and simultaneously entered into contracts to lease back these assets from the purchaser-lessor for two years. Pursuant to the terms of the contracts, the Group is required to pay lease payments to the purchaser-lessor quarterly over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the Group does not transfer the control of the asset to the purchaser-lessor. Therefore, the lease transaction did not qualify as sale-leaseback transaction. Accordingly, the Group identified the transaction as financing arrangement and recorded as borrowings.